Schedule of Investments (unaudited) July 31, 2019	iShares® iBonds® Dec 2025 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 0.6%
Alabama Federal Aid Highway Finance Authority RB, 5.00%, 09/01/25	$65	$79,237
Alabama Public School & College Authority RB, Series B, 5.00%, 05/01/25	35	42,249
University of Alabama (The) RB, Series B, 5.00%, 07/01/25	45	54,519

		176,005

Alaska — 0.5%
City of Anchorage AK Water Revenue RB, Series B, 5.00%, 05/01/25	25	30,147
Municipality of Anchorage AK GO, 5.00%, 09/01/25	45	54,709
State of Alaska GO, Series B, 5.00%, 08/01/25	50	60,701

		145,557

Arizona — 3.2%
Arizona State University RB, 5.00%, 07/01/25	25	30,320
Arizona Transportation Board RB, 5.00%, 07/01/25	140	170,058
City of Phoenix AZ GO, 5.00%, 07/01/25	75	91,102
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/25	130	158,076
Series A, 5.00%, 07/01/25	50	60,703
Series D, 5.00%, 07/01/25	75	90,769
County of Pima AZ GOL, 4.00%, 07/01/25	25	28,853
Maricopa County Community College District GO, 5.00%, 07/01/25	55	66,773
Maricopa County High School District No. 210-Phoenix GO, 5.00%, 07/01/25	25	30,272
Maricopa County Unified School District No. 48 Scottsdale GO, Series A, 5.00%, 07/01/25	15	18,192
Salt River Project Agricultural Improvement & Power District RB, Series A, 5.00%, 01/01/25	45	53,991
University of Arizona (The) RB, 4.00%, 06/01/25	50	57,528

		856,637

California — 13.0%
Beverly Hills Unified School District CA GO, 0.00%, 08/01/25(a)	50	45,656
California Educational Facilities Authority RB, Series A, 5.00%, 10/01/25	40	49,447
California State Public Works Board RB
5.00%, 04/01/25	25	30,252
Series C, 5.00%, 11/01/25	45	55,256
Series D, 5.00%, 04/01/25	50	60,503
California State University RB
Series A, 4.00%, 11/01/25	25	29,429
Series A, 5.00%, 11/01/25	70	86,620
Campbell Union High School District GO, Series B, 5.00%, 08/01/25	70	86,253
City of Los Angeles Department of Airports RB
Series B, 5.00%, 05/15/25	90	109,758
Series C, 5.00%, 05/15/25	25	30,488
City of San Francisco CA Public Utilities Commission Water Revenue RB, 5.00%, 11/01/25	80	99,049
Contra Costa Transportation Authority RB, Series A, 5.00%, 03/01/25	35	42,598
East Bay Municipal Utility District Water System Revenue RB, 4.00%, 06/01/25	85	99,464
Eastern Municipal Water District RB, Series A, 5.00%, 07/01/25	25	30,656
El Camino Community College District GO, 5.00%, 08/01/25	15	18,463
Escondido Union High School District GO, Series A, 0.00%, 08/01/25 (AGC)(a)	50	45,466
Los Angeles Community College District/CA GO, 5.00%, 08/01/25	95	117,058

Security	Par (000)	Value

California (continued)
Los Angeles County Metropolitan Transportation Authority RB
5.00%, 06/01/25	$105	$128,734
Series A, 5.00%, 07/01/25	35	42,918
Los Angeles Department of Water & Power System Revenue RB
5.00%, 07/01/25	15	18,403
Series C, 5.00%, 07/01/25	40	49,074
Los Angeles Department of Water RB, 5.00%, 07/01/25	25	30,704
Los Angeles Unified School District/CA GO, Series A, 5.00%, 07/01/25	130	157,498
Manhattan Beach Unified School District GO, 0.00%, 09/01/25 (NPFGC)(a)	40	36,266
Mount San Antonio Community College District GO, Series A, 0.00%, 08/01/25(a)	100	90,987
Newport Mesa Unified School District GO, 0.00%, 08/01/25(a)	50	45,792
Oak Grove School District GO, 0.00%, 08/01/25(a)	25	22,625
Palo Alto Unified School District GO, 0.00%, 08/01/25(a)	100	91,748
Palomar Community College District GO, Series B, 0.00%, 08/01/25(a)	125	113,936
Pasadena Area Community College District GO, Series A, 5.00%, 08/01/25	30	36,927
Riverside Community College District GO, Series D, 0.00%, 08/01/25(a)	20	18,165
Sacramento City Financing Authority RB, 5.25%, 12/01/25 (AMBAC)	25	31,209
Sacramento Municipal Utility District RB, Series E, 5.00%, 08/15/25	55	67,767
San Diego Community College District GO, 5.00%, 08/01/25	75	92,414
San Diego Unified School District/CA GO
4.00%, 07/01/25	50	58,419
5.00%, 07/01/25	30	36,767
Series C2, 5.50%, 07/01/25 (AGM)	105	131,688
San Francisco City & County Public Utilities Commission Wastewater Revenue RB
4.00%, 10/01/25	25	29,399
Series A, 5.00%, 10/01/25	50	61,774
San Mateo County Community College District GO, Series B, 0.00%, 09/01/25 (NPFGC)(a)	20	18,398
Santa Clara Valley Transportation Authority RB, Series A, 5.00%, 06/01/25	20	24,534
State of California Department of Water Resources RB, 5.00%, 12/01/25	105	130,056
State of California GO
4.00%, 03/01/25	20	23,129
4.00%, 10/01/25	20	23,389
5.00%, 03/01/25	30	36,313
5.00%, 04/01/25	150	181,968
5.00%, 08/01/25	90	110,134
5.00%, 09/01/25	185	226,858
5.00%, 10/01/25	200	245,758
5.00%, 11/01/25	35	43,095
University of California RB, Series A, 5.00%, 05/15/25	30	36,756

		3,530,018

Colorado — 1.2%
Board of Governors of Colorado State University System RB, Series C, 2.50%, 03/01/25	25	26,552
City & County of Denver Co. Airport System Revenue RB, Series A, 5.00%, 11/15/25	50	61,113
County of Adams Co. COP, 5.00%, 12/01/25	25	30,335
Denver City & County School District No. 1 COP, Series A, 5.00%, 12/01/25	15	18,211

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® iBonds® Dec 2025 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Colorado (continued)
Denver City & County School District No. 1 GO, 5.00%, 12/01/25 (SAW)	$55	$67,407
E-470 Public Highway Authority RB, Series B, 0.00%, 09/01/25 (NPFGC)(a)	10	8,888
State of Colorado COP, Series L, 5.00%, 03/15/25	25	30,051
University of Colorado RB, Series A, 5.00%, 06/01/25 (NPFGC)	70	84,938

		327,495

Connecticut — 1.3%
State of Connecticut GO
Series A, 5.00%, 04/15/25	50	59,589
Series C, 5.00%, 06/15/25	75	89,731
Series E, 5.00%, 09/15/25	20	24,063
Series F, 5.00%, 11/15/25	50	60,375
State of Connecticut Special Tax Revenue RB
Series A, 5.00%, 08/01/25	20	24,050
Series A, 5.00%, 09/01/25	25	30,118
Series B, 5.00%, 08/01/25	40	48,100
Series B, 5.00%, 10/01/25	25	30,174

		366,200

Delaware — 0.5%
City of Wilmington DE GO, 5.00%, 12/01/25	15	18,394
Delaware Transportation Authority RB, 5.00%, 07/01/25	50	60,799
State of Delaware GO, 5.00%, 10/01/25	40	48,938

		128,131

District of Columbia — 1.2%
District of Columbia GO
Series A, 5.00%, 06/01/25	60	72,766
Series D, 5.00%, 06/01/25	25	30,319
District of Columbia RB, Series A, 5.00%, 12/01/25	60	73,618
District of Columbia Water & Sewer Authority RB, 5.00%, 10/01/25	95	115,975
Washington Metropolitan Area Transit Authority RB, 5.00%, 07/01/25	20	24,268

		316,946

Florida — 4.5%
County of Miami-Dade FL Aviation Revenue RB
5.00%, 10/01/25	100	121,418
Series B, 5.00%, 10/01/25	50	60,709
County of Miami-Dade FL Water & Sewer System Revenue RB, 5.00%, 10/01/25	75	91,311
County of Seminole FL Sales Tax Revenue RB, Series B, 5.25%, 10/01/25	25	30,990
Florida Department of Environmental Protection RB, 5.00%, 07/01/25	105	127,010
Florida State Development Commission/Everglades Parkway RB, Series A, 5.00%, 07/01/25	60	72,920
Hillsborough County School Board COP, Series A, 5.00%, 07/01/25	50	60,291
Orange County School Board COP, 5.00%, 08/01/25	50	60,379
Palm Beach County School District COP, Series B, 5.00%, 08/01/25	45	54,573
School Board of Miami-Dade County (The) COP, Series A, 5.00%, 05/01/25	30	35,736
School Board of Miami-Dade County (The) GO, 5.00%, 03/15/25	105	126,086
School District of Broward County/FL COP
Series A, 5.00%, 07/01/25	35	42,226
Series C, 5.00%, 07/01/25	10	12,065
School District of Broward County/FL GO, 5.00%, 07/01/25	20	24,192

Security	Par (000)	Value

Florida (continued)
State of Florida GO
Series A, 5.00%, 06/01/25	$95	$115,213
Series A, 5.00%, 07/01/25	30	36,460
Series B, 5.00%, 06/01/25	25	30,319
Series B, 5.00%, 07/01/25	10	12,153
Series C, 5.00%, 06/01/25	35	42,447
Tampa Bay Water RB, 5.00%, 10/01/25	35	42,658
Volusia County School Board COP, Series A, 5.00%, 08/01/25 (BAM)	15	18,114

		1,217,270

Georgia — 1.8%
Gwinnett County School District GO, 5.00%, 02/01/25	10	12,036
State of Georgia GO
5.00%, 07/01/25	60	73,035
Series A, 5.00%, 02/01/25	340	409,432

		494,503

Hawaii — 2.2%
City & County Honolulu HI Wastewater System Revenue RB
5.00%, 07/01/25	20	24,256
Series B, 5.00%, 07/01/25	40	48,512
City & County of Honolulu HI GO
5.00%, 09/01/25	100	121,641
5.00%, 10/01/25	45	54,876
County of Hawaii HI GO, Series D, 5.00%, 09/01/25	20	24,341
State of Hawaii GO
5.00%, 01/01/25	25	29,952
5.00%, 10/01/25	160	195,326
State of Hawaii State Highway Fund RB, 4.00%, 01/01/25	65	74,294
University of Hawaii RB, Series B, 5.00%, 10/01/25	20	24,297

		597,495

Idaho — 0.4%
Idaho Housing & Finance Association RB, 5.00%, 07/15/25	85	101,945

Illinois — 2.6%
Chicago O’Hare International Airport RB
Series C, 5.00%, 01/01/25	30	35,612
Series F, 5.00%, 01/01/25	100	118,709
Illinois Finance Authority RB, 4.00%, 07/01/25	105	120,601
State of Illinois GO
5.00%, 02/01/25	50	55,770
Series D, 5.00%, 11/01/25	330	368,488

		699,180

Indiana — 1.0%
Indiana Finance Authority RB
Series B, 5.00%, 02/01/25	80	96,006
Series C, 5.00%, 12/01/25	100	122,491
Indianapolis Local Public Improvement Bond Bank RB, 5.00%, 01/01/25	40	47,783

		266,280

Kansas — 0.9%
Johnson County Unified School District No. 512 Shawnee Mission GO, Series B, 5.00%, 10/01/25	75	91,709
Sedgwick County Unified School District No. 265 Goddard GO, Series B, 5.00%, 10/01/25	20	24,231
State of Kansas Department of Transportation RB, 5.00%, 09/01/25	105	128,066

		244,006

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® iBonds® Dec 2025 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Louisiana — 0.7%
State of Louisiana GO
5.00%, 05/01/25	$25	$30,070
5.00%, 09/01/25	30	36,375
Series B, 5.00%, 08/01/25	100	121,016

		187,461

Maine — 0.4%
Maine Municipal Bond Bank RB
Series A, 5.00%, 09/01/25	45	54,300
Series B, 5.00%, 11/01/25	20	24,450
State of Maine GO, Series B, 5.00%, 06/01/25	20	24,243

		102,993

Maryland — 3.5%
County of Baltimore MD GO, 5.00%, 03/01/25	100	120,623
County of Charles MD GO, 5.00%, 10/01/25	10	12,241
County of Howard MD GO, Series A, 5.00%, 02/15/25	125	150,603
County of Prince George’s MD GOL, Series B, 5.00%, 07/15/25	20	24,356
State of Maryland Department of Transportation RB
4.00%, 09/01/25	85	98,547
5.00%, 12/01/25	50	61,212
State of Maryland GO
Series A, 5.00%, 03/15/25	125	150,931
Series B, 5.00%, 08/01/25	145	176,781
Washington Suburban Sanitary Commission GO
4.00%, 06/01/25	25	28,870
5.00%, 06/01/25	100	121,403

		945,567

Massachusetts — 3.4%
Commonwealth of Massachusetts GOL
5.00%, 07/01/25	20	24,268
5.00%, 11/01/25 (AMBAC)	45	55,044
5.00%, 07/01/25	75	91,007
Series B, 5.00%, 04/01/25	50	60,290
Series B, 5.25%, 09/01/25 (AGM)	85	104,803
Series C, 5.00%, 09/01/25	60	73,103
Series C, 5.00%, 10/01/25	100	122,079
Series D, 5.00%, 07/01/25	15	18,201
Massachusetts Bay Transportation Authority RB
5.00%, 07/01/25	170	206,174
Series A, 5.00%, 07/01/25	10	12,166
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue RB, 5.00%, 01/01/25	75	89,811
Massachusetts Water Resources Authority RB
Series B, 5.25%, 08/01/25 (AGM)	15	18,533
Series C, 5.00%, 08/01/25	10	12,211
University of Massachusetts Building Authority RB, 5.00%, 11/01/25	25	30,597

		918,287

Michigan — 1.2%
Michigan Finance Authority RB, Series A, 5.00%, 12/01/25	25	30,487
Michigan State Building Authority RB, 5.00%, 04/15/25	100	120,514
State of Michigan GO
Series A, 5.00%, 05/01/25	20	24,179
Series B, 4.00%, 11/01/25	110	128,111
Wayne County Airport Authority RB, Series A, 5.00%, 12/01/25	25	30,301

		333,592

Minnesota — 1.0%
Minneapolis-St Paul Metropolitan Airports Commission RB, 5.00%, 01/01/25	35	41,831

Security	Par (000)	Value

Minnesota (continued)
Minnesota Public Facilities Authority RB, Series A, 5.00%, 03/01/25	$10	$12,045
Southern Minnesota Municipal Power Agency RB, Series A, 0.00%, 01/01/25 (NPFGC)(a)	35	32,125
State of Minnesota GO
5.00%, 08/01/25	100	121,853
Series A, 5.00%, 08/01/25	25	30,463
Series A, 5.00%, 10/01/25	25	30,586

		268,903

Mississippi — 0.1%
State of Mississippi GO, Series B, 5.00%, 12/01/25	30	36,666

Nebraska — 0.4%
Nebraska Public Power District RB, 5.00%, 01/01/25	45	53,652
Omaha Public Power District RB, 5.00%, 02/01/25	50	59,857

		113,509

Nevada — 2.0%
Clark County School District GOL, Series A, 5.00%, 06/15/25	45	53,922
County of Clark NV GOL
Series A, 5.00%, 06/01/25	25	30,178
Series A, 5.00%, 11/01/25	95	115,821
Series B, 5.00%, 12/01/25	15	18,323
County of Clark NV RB
5.00%, 07/01/25	60	72,463
Series B, 5.00%, 07/01/25	15	18,116
State of Nevada GOL, Series A, 5.00%, 05/01/25	45	54,265
State of Nevada Highway Improvement Revenue RB, 5.00%, 12/01/25	60	73,413
Washoe County School District/NV GOL
Series A, 5.00%, 06/01/25	55	66,051
Series C, 5.00%, 10/01/25	25	30,256

		532,808

New Hampshire — 0.3%
New Hampshire Municipal Bond Bank RB, Series A, 5.00%, 08/15/25	75	91,135

New Jersey — 1.9%
New Jersey Economic Development Authority RB
4.00%, 11/01/25 (SAP)	185	203,972
5.00%, 06/15/25	20	23,244
Series A, 4.13%, 06/15/25	25	27,633
New Jersey Transportation Trust Fund Authority RB
5.00%, 06/15/25	30	35,467
Series A, 5.00%, 06/15/25	25	29,160
New Jersey Turnpike Authority RB, 5.00%, 01/01/25	50	59,642
State of New Jersey GO, 5.00%, 06/01/25	110	131,420

		510,538

New Mexico — 0.8%
New Mexico Finance Authority RB, Series A, 5.00%, 06/15/25	100	120,828
Santa Fe Public School District GO, 5.00%, 08/01/25 (SAW)	35	42,378
State of New Mexico Severance Tax Permanent Fund RB, Series D, 5.00%, 07/01/25	50	60,608

		223,814

New York — 8.8%
City of New York NY GO
5.00%, 08/01/25	195	237,234
Series 1, 5.00%, 08/01/25	50	60,830
Series A, 5.00%, 08/01/25	155	188,571
Series C, 5.00%, 08/01/25	100	121,659

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® iBonds® Dec 2025 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
County of Monroe NY GOL, 5.00%, 06/01/25 (AGM)	$25	$30,147
Metropolitan Transportation Authority RB
5.00%, 11/15/25	150	181,728
Series A, 5.00%, 11/15/25	75	92,588
Series B, 5.00%, 11/15/25	80	96,922
Series C-1, 5.00%, 11/15/25	25	30,288
New York City Transitional Finance Authority Building Aid Revenue RB, 5.00%, 07/15/25 (SAW)	35	42,720
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 08/01/25	20	24,448
5.00%, 11/01/25	45	55,348
Series A1, 5.00%, 08/01/25	10	12,224
Series C, 5.00%, 11/01/25	110	135,295
New York City Water & Sewer System RB, 4.00%, 06/15/25	20	23,174
New York State Dormitory Authority RB
5.00%, 02/15/25	145	174,639
5.00%, 02/15/25	35	42,154
Series A, 5.00%, 03/15/25	100	120,702
Series A, 5.00%, 07/01/25	30	36,251
Series B, 5.00%, 02/15/25	50	60,221
Series B, 5.50%, 03/15/25 (AMBAC)	50	61,615
Series E, 5.00%, 02/15/25	10	12,044
Series E, 5.00%, 03/15/25	125	151,013
New York State Environmental Facilities Corp. RB, Series A, 4.00%, 06/15/25	30	34,983
New York State Urban Development Corp. RB
5.00%, 03/15/25	115	138,946
5.00%, 03/15/25	125	151,029
Series C, 5.00%, 03/15/25	15	18,123
Port Authority of New York & New Jersey RB, 5.00%, 11/15/25	10	12,366
Triborough Bridge & Tunnel Authority RB
5.00%, 11/15/25	15	18,528
Series B, 5.00%, 11/15/25	25	30,880

		2,396,670

North Carolina — 2.9%
City of Charlotte NC COP, Series B, 5.00%, 06/01/25	35	42,315
City of Charlotte NC Water & Sewer System Revenue RB, 5.00%, 07/01/25	65	79,038
County of Forsyth NC GO
5.00%, 07/01/25	55	66,914
5.00%, 12/01/25	100	122,901
County of Iredell NC RB, 5.00%, 12/01/25	25	30,725
County of Wake NC GO, Series C, 5.00%, 03/01/25	20	24,125
State of North Carolina GO
5.00%, 06/01/25	100	121,403
Series A, 5.00%, 06/01/25	50	60,701
Series B, 5.00%, 06/01/25	200	242,806

		790,928

Ohio — 2.9%
City of Cleveland OH GO, 5.00%, 12/01/25	20	24,362
City of Columbus OH GO
4.00%, 04/01/25	35	40,356
Series 1, 5.00%, 07/01/25	100	121,470
City of Columbus OH GOL, Series B, 4.00%, 07/01/25	25	28,946
County of Hamilton OH Sales Tax Revenue RB, Series A, 5.00%, 12/01/25	115	140,239
Ohio Water Development Authority Water Pollution Control Loan Fund RB, 5.00%, 12/01/25	25	30,674

Security	Par (000)	Value

Ohio (continued)
State of Ohio GO
Series A, 5.00%, 09/01/25	$25	$30,492
Series B, 5.00%, 09/01/25	65	79,237
Series B, 5.00%, 09/15/25	50	61,040
Series V, 5.00%, 05/01/25	130	157,407
State of Ohio RB
5.00%, 12/01/25	20	24,471
Series A, 5.00%, 02/01/25	35	41,961

		780,655

Oklahoma — 0.9%
City of Oklahoma City OK GO, 5.00%, 03/01/25	20	24,029
Grand River Dam Authority RB
Series A, 4.00%, 06/01/25	20	22,806
Series A, 5.00%, 06/01/25	25	30,163
Oklahoma Capitol Improvement Authority RB, Series A, 4.00%, 07/01/25	45	51,741
Oklahoma City Water Utilities Trust RB, 5.00%, 07/01/25	100	121,342

		250,081

Oregon — 0.2%
City of Eugene OR Electric Utility System Revenue RB, 5.00%, 08/01/25	15	18,239
Portland Community College District GO, 5.00%, 06/15/25	20	24,241

		42,480

Pennsylvania — 2.1%
Commonwealth of Pennsylvania GO
5.00%, 09/15/25 (AGM)	20	24,285
First Series, 5.00%, 08/15/25	35	42,394
Series 1, 5.00%, 01/01/25	35	41,750
Series 1, 5.00%, 09/15/25	35	42,475
Series 2, 5.00%, 09/15/25	215	260,920
Series D, 5.00%, 08/15/25	40	48,450
County of Bucks PA GO, 5.00%, 06/01/25	15	18,210
Delaware County Authority RB, 5.00%, 12/01/25	35	42,658
Pennsylvania Turnpike Commission RB
Series A, 5.00%, 12/01/25	40	48,589
Series B, 5.00%, 06/01/25	10	11,874

		581,605

Rhode Island — 0.6%
Rhode Island Commerce Corp. RB, Series B, 5.00%, 06/15/25	55	65,803
Rhode Island Infrastructure Bank Water Pollution Control Revolving Fund RB, 5.00%, 10/01/25	70	85,502

		151,305

South Carolina — 0.4%
Fort Mill School District No. 4 GO, Series A, 5.00%, 03/01/25	100	120,324

Tennessee — 2.4%
City of Memphis TN Electric System Revenue RB, 5.00%, 12/01/25	25	30,657
County of Montgomery TN GO, 5.00%, 04/01/25	100	120,641
County of Shelby TN GO, Series A, 5.00%, 04/01/25	10	12,082
Metropolitan Government of Nashville & Davidson County TN GO
5.00%, 01/01/25	130	155,899
5.00%, 07/01/25	10	12,147
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB, 5.00%, 07/01/25	90	109,151
State of Tennessee GO, Series A, 5.00%, 08/01/25	50	61,056

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® iBonds® Dec 2025 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Tennessee (continued)
Tennessee State School Bond Authority RB
Series A, 5.00%, 11/01/25 (NPFGC)	$100	$122,455
Series B, 5.00%, 11/01/25	30	36,736

		660,824

Texas — 12.0%
Alvin Independent School District/TX GO, 5.00%, 02/15/25 (PSF)	50	59,855
Arlington Independent School District/TX GO, 5.00%, 02/15/25 (PSF)	25	30,002
Central Texas Regional Mobility Authority RB, 5.00%, 01/01/25	65	76,014
City of Arlington TX GOL, 5.00%, 08/15/25	20	24,212
City of Austin/TX GOL, 5.00%, 09/01/25	35	42,643
City of Frisco TX GOL, 5.00%, 02/15/25	30	35,966
City of Houston TX Airport System Revenue RB, 5.00%, 07/01/25	25	30,098
City of Houston TX Combined Utility System Revenue RB
5.00%, 11/15/25	25	30,439
Series A, 0.00%, 12/01/25 (AGM)(a)	20	17,958
Series B, 5.00%, 11/15/25	85	103,492
City of McKinney TX Waterworks & Sewer System Revenue RB, 5.00%, 03/15/25	15	17,949
City of Plano TX GOL
5.00%, 09/01/25	70	85,058
Series A, 5.00%, 09/01/25	80	97,209
City of San Antonio TX Electric & Gas Systems Revenue RB, 5.00%, 02/01/25	55	65,972
City of San Antonio TX GOL, 5.00%, 08/01/25	70	84,846
Clear Creek Independent School District GO, 5.00%, 02/15/25 (PSF)	15	17,974
County of Harris TX RB, Series A, 5.00%, 08/15/25	70	84,787
County of Montgomery TX GO, Series A, 5.00%, 03/01/25	50	59,833
Cypress-Fairbanks Independent School District GO, 5.00%, 02/15/25 (PSF)	50	59,974
Denton Independent School District GO, 5.00%, 08/15/25 (PSF)	45	54,506
Grapevine-Colleyville Independent School District GO, 0.00%, 08/15/25 (PSF)(a)	40	36,300
Judson Independent School District GO, 5.00%, 02/01/25 (PSF)	30	35,985
Katy Independent School District GO, Series A, 5.00%, 02/15/25 (PSF)	20	24,001
Keller Independent School District/TX GO, Series A, 5.00%, 02/15/25 (PSF)	105	125,572
Killeen Independent School District GO, 5.00%, 02/15/25 (PSF)	50	59,796
Klein Independent School District GO, Series B, 5.00%, 08/01/25 (PSF)	30	36,440
Leander Independent School District GO
0.00%, 08/15/25 (PSF)(a)	20	18,150
Series B, 0.00%, 08/15/25(a)	100	89,939
Lewisville Independent School District GO, Series B, 5.00%, 08/15/25	80	96,951
Lone Star College System GOL, Series B, 5.00%, 02/15/25	70	83,963
Lower Colorado River Authority RB
5.00%, 05/15/25	30	36,044
Series D, 5.00%, 05/15/25	65	78,096
Metropolitan Transit Authority of Harris County RB, Series B, 5.00%, 11/01/25	50	60,992
North East Independent School District/TX GO, 5.00%, 08/01/25 (PSF)	100	121,144
North Texas Municipal Water District RB, 5.00%, 06/01/25	140	168,566
North Texas Tollway Authority RB, 5.00%, 01/01/25	50	59,498
Northside Independent School District GO, Series A, 5.00%, 08/15/25 (PSF)	20	24,316

Security	Par (000)	Value

Texas (continued)
Permanent University Fund — Texas A&M University System RB, Series A, 5.00%, 07/01/25	$85	$103,141
Permanent University Fund — University of Texas System RB
Series A, 5.00%, 07/01/25	30	36,422
Series B, 5.00%, 07/01/25	45	54,633
Round Rock Independent School District GO, 5.00%, 08/01/25 (PSF)	30	36,401
San Antonio Independent School District/TX GO, 5.00%, 08/15/25 (PSF)	70	85,105
San Antonio Water System RB
5.00%, 05/15/25	25	30,083
Series C, 5.00%, 05/15/25	35	42,117
Spring Independent School District GO, 5.00%, 08/15/25 (PSF)	50	60,626
State of Texas GO
5.00%, 04/01/25	25	30,069
5.00%, 08/01/25	60	72,764
Texas Transportation Commission State Highway Fund RB, 5.00%, 10/01/25	150	183,419
Texas Water Development Board RB
Series A, 5.00%, 10/15/25	120	146,389
Series B, 5.00%, 10/15/25	30	36,597
Tyler Independent School District GO, 5.00%, 02/15/25 (PSF)	30	35,913
University of Texas System (The) RB, 5.00%, 08/15/25	50	60,886

		3,249,105

Utah — 0.9%
Davis School District GO, Series B, 5.00%, 06/01/25	15	18,192
Ogden City School District GO, 5.00%, 06/15/25 (GTD)	60	72,761
University of Utah (The) RB
5.00%, 08/01/25 (SAP)	25	30,383
Series A, 4.00%, 08/01/25	75	86,828
Utah State Building Ownership Authority RB, 5.00%, 05/15/25	25	30,176

		238,340

Vermont — 0.1%
University of Vermont & State Agricultural College RB, 5.00%, 10/01/25	15	18,193

Virginia — 5.8%
City of Charlottesville VA GO, 4.00%, 07/15/25 (SAW)	125	145,690
City of Norfolk VA Water Revenue RB, 5.00%, 11/01/25	100	122,455
City of Richmond VA GO, Series B, 5.00%, 07/15/25 (SAW)	35	42,645
County of Arlington VA GO, Series B, 5.00%, 08/15/25	75	91,573
Virginia College Building Authority RB
5.00%, 02/01/25	40	48,050
5.00%, 02/01/28 (PR 02/01/25)	75	90,206
5.00%, 02/01/30 (PR 02/01/25)	300	360,825
Series B, 5.00%, 09/01/25	100	121,838
Series E, 5.00%, 02/01/25	85	102,156
Virginia Commonwealth Transportation Board RB
5.00%, 03/15/25	115	138,857
5.00%, 09/15/25	45	55,026
Virginia Public Building Authority RB, 5.00%, 08/01/25	75	91,293
Virginia Public School Authority RB, 5.00%, 03/01/25 (SAW)	90	108,724
Virginia Resources Authority RB
Series C, 5.00%, 11/01/25	10	12,246
Series D, 4.00%, 11/01/25	30	35,175

		1,566,759

Washington — 5.6%
Central Puget Sound Regional Transit Authority RB, Series 1, 5.00%, 11/01/25	50	61,227

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® iBonds® Dec 2025 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Washington (continued)
City of Seattle WA Municipal Light & Power Revenue RB, Series B, 5.00%, 04/01/25	$45	$54,234
City of Seattle WA Water System Revenue RB, 5.00%, 05/01/25	20	24,155
City of Tacoma WA Electric System Revenue RB, 5.00%, 01/01/25	60	71,675
City of Vancouver WA GOL, Series B, 5.00%, 12/01/25	90	109,875
Clark County Public Utility District No. 1 RB, 5.00%, 01/01/25	15	17,893
Clark County School District No. 114 Evergreen GO, 5.00%, 12/01/25	60	73,535
Clark County School District No. 122 Ridgefield GO, 5.00%, 12/01/25	35	42,753
County of King WA GOL, 5.00%, 12/01/25	35	42,920
County of Kitsap WA GOL, 5.00%, 06/01/25	20	24,205
Energy Northwest RB
5.00%, 07/01/25	125	151,599
5.00%, 07/01/25	20	24,256
Series A, 5.00%, 07/01/25	30	36,384
Kitsap County School District No. 401 Central Kitsap GO, 5.00%, 12/01/25	45	55,151
Pierce County School District No 10 Tacoma GO, 5.00%, 12/01/25	60	73,454
Pierce County School District No 402 Franklin Pierce GO, 5.00%, 12/01/25	50	61,245
Port of Seattle WA RB, 4.00%, 02/01/25	60	68,242
Port of Tacoma WA RB, Series A, 4.00%, 12/01/25	50	57,853
Snohomish County School District No. 201 Snohomish GO, 5.00%, 12/01/25	75	91,715
Snohomish County School District No. 4 Lake Stevens GO, 5.00%, 12/01/25	25	30,538
Spokane County School District No. 356 Central Valley GO, 5.00%, 12/01/25	10	12,235
State of Washington COP, Series C, 5.00%, 07/01/25	20	24,192
State of Washington GO
5.00%, 08/01/25	45	54,747
Series A, 5.00%, 08/01/25	95	115,576
Series D, 5.00%, 02/01/25	35	42,023
Series F, 0.00%, 12/01/25 (AMBAC)(a)	120	108,222

		1,529,904

Security	Par/ Shares (000)	Value

West Virginia — 0.5%
State of West Virginia GO, 5.00%, 06/01/25	$50	$60,513
West Virginia Commissioner of Highways RB, 5.00%, 09/01/25	60	72,478

		132,991

Wisconsin — 2.0%
State of Wisconsin Environmental Improvement Fund Revenue RB, Series A, 5.00%, 06/01/25	125	151,833
State of Wisconsin GO
5.00%, 11/01/25	135	165,223
4.00%, 11/01/25	30	34,919
5.00%, 05/01/25	85	102,762
Wisconsin Department of Transportation RB
5.00%, 07/01/25	45	54,547
Series 1, 5.00%, 07/01/25	35	42,425

		551,709

Total Municipal Debt Obligations — 98.7% (Cost: $25,757,675)		26,794,814

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Liquidity Funds: MuniCash, 1.27%(b)(c)	65	64,718

Total Short-Term Investments — 0.2% (Cost: $64,711)		64,718

Total Investments in Securities — 98.9% (Cost: $25,822,386)		26,859,532

Other Assets, Less Liabilities — 1.1%		298,450

Net Assets — 100.0%		$27,157,982

(a)	Zero-coupon bond.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended July 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 11/13/18 (000)	(a)	Net Activity (000)	Shares Held at 07/31/19 (000)	Value at 07/31/19	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Liquidity Funds: MuniCash	—		65	65	$64,718	$2,121	$126	$6

(a)	The Fund commenced operations on November 13, 2018.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® iBonds® Dec 2025 Term Muni Bond ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Municipal Debt Obligations	$—	$26,794,814	$—	$26,794,814
Money Market Funds	64,718	—	—	64,718

	$64,718	$26,794,814	$—	$26,859,532

Portfolio Abbreviations — Fixed Income

AGC	Assured Guaranty Corp.

AGM	Assured Guaranty Municipal Corp.

AMBAC	Ambac Assurance Corp.

BAM	Build America Mutual Assurance Co.

COP	Certificates of Participation

GO	General Obligation

GOL	General Obligation Limited

GTD	Guaranteed

NPFGC	National Public Finance Guarantee Corp.

PR	Prerefunded

PSF	Permanent School Fund

RB	Revenue Bond

SAP	Subject to Appropriations

SAW	State Aid Withholding